Offerings - Offering: 1	Jul. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share
Amount Registered | shares	9,947,500
Proposed Maximum Offering Price per Unit	49.00
Maximum Aggregate Offering Price	$ 487,427,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 67,313.74
Offering Note	(1) Includes 1,297,500 shares of the Registrant's Class A common stock subject to the underwriters' option to purchase additional shares. (2) The shares of Class A common stock being registered hereunder are in addition to the 40,250,000 shares of Class A common stock registered pursuant to the Registrant's Registration Statement on Form S-1 (File No. 333-297123).